Note 5 - Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	For the period February 23, 2011 (inception) to 12/31/11		For the period February 23, 2011 (inception) to 12/31/12
Current tax provision:
Federal
Taxable income	$-	$

Total current tax provision	$-	$

Deferred tax provision:
Federal
Loss carryforwards	$12,802		$26,376
Change in valuation allowance	(12,802)		(26,376)

Total deferred tax provision	$-		$-